MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2016
Marketable Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
The Group invests in marketable debt and equity securities, which are classified as available-for-sale. The following is a summary of marketable securities:

	December 31,
	2015				2016
	Amortized	Unrealized	Unrealized	Market	Amortized	Unrealized	Unrealized	Market
	cost	losses	gains	value	cost	losses	gains	value
Available-for-sale:

Corporate bonds	$11,666	$(82)	$-	$11,584	$12,348	$(72)	$-	$12,276

Equity funds	118	-	117	235	118	-	112	230

Total available-for-sale marketable securities	$11,784	$(82)	$117	$11,819	$12,466	$(72)	$112	$12,506

Investments Classified by Contractual Maturity Date [Table Text Block]
Marketable securities with contractual maturities from one to three years and from three to five years are as follows:

	Amortized	Unrealized gains (losses)		Market
	cost	Gains	Losses	value

Due between one to three years	$10,624	$-	$(40)	$10,584

Due between three to five years	$1,724	$-	$(32)	$1,692

Total	$12,348	$-	$(72)	$12,276

Schedule Of Changes In Other Comprehensive Income Of Available For Sale Securities [Table Text Block]
The following is the change in the other comprehensive income of available-for-sale securities during 2015:

Other
comprehensive income (loss)

Other comprehensive loss from available-for-sale securities as of January 1, 2015	$(121)
Unrealized gains from available-for-sale securities	156
Other comprehensive income from available-for-sale securities as of December 31, 2015	$35

Schedule Of Available For Sale Debt Securities By Contractual Maturities [Table Text Block]
The following is the change in the other comprehensive income of available-for-sale securities during 2016:

Other
comprehensive
income (loss)

Other comprehensive income from available-for-sale securities as of January 1, 2016	$35
Losses reclassified into earnings from marketable securities	16
Unrealized losses from available-for-sale securities	(11)
Other comprehensive income from available-for-sale securities as of December 31, 2016	$40